Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Aug. 21, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants outstanding	53,900,329	53,900,329
Common stock, per share	$ 138		$ 138